Acquisition of Solar Silicon Valley (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition of Solar Silicon Valley
Schedule of acquired assets and liabilities based on their estimated fair values at acquisition date
As of November 30,
2011
RMB

Assets acquired:
Cash and cash equivalents	127,720
Notes receivable	8,022
Accounts receivable	163,193
Short term prepayment	25,522
Inventory	29,253
Interest receivable	14,000
Other receivable	263,153
Property, plant and equipment, net (1)	189,092
Long term prepayment	8,334
Identifiable intangible assets (2)	3,191
Total assets acquired	831,480
Liabilities
Short-term bank borrowings	50,000
Accounts payable	155,201
Other payables	6,692
Advance from customers	1,089
Payroll and welfare payable	71,468
Accrued expenses	656
Total liabilities assumed	285,106
Fair value of net assets acquired (a)	546,374
Fair value of purchase consideration (b)	358,987
Bargain purchase gain (b - a) (3)	187,387

(1) The fair value of Property, plant and equipment was recognized and measured at fair value using depreciated replacement cost method.  Accumulated depreciation was not carried forward. Carry value of property, plant and equipment was adjusted down by RMB 28,697 as a result of fair value measurement.

(2) The fair value of identifiable intangible assets—customer relationship was determined using the income approach. The amortization period of five years was based on the estimated life of the customers. The customer relationship was valued as RMB 3,191 and RMB 53 was amortized in 2011.

(3) Bargain purchase gain, which was recognized as other income, was due to the fixed share consideration and the decline of the Company’s share price between the date of the definitive agreement and the date of deal consummation.

Summary of unaudited pro forma results of operations
	Year ended	Year ended
	December 31, 2010	December 31, 2011
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma revenue	12,688,673	11,168,769

Pro forma net income/(loss)	2,364,583	(662,187)

Pro forma profit /(loss)attributable to holders of common shares	2,364,583	(662,187)
Pro forma earnings/(losses) per share:
Basic	12.20	(3.39)
Diluted	11.70	(3.39)
Weighted average number of shares used in computation:
Basic	193,801,944	195,293,209
Diluted	202,017,971	195,293,209